Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

(31) Subsequent events

a)   Business acquisition agreement

In 2019, the Company announced that an agreement was reached to invest in the company Sonora Agropecuaria S.A. de C.V. "SASA", a pig processing and distribution company with operations in the states of Sonora and Jalisco. This agreement is expected to create synergies with the Company's real live pig business, to accelerate the growth rate and continue advancing in the process of diversifying other animal proteins. We hope to complete the process during 2020 and capture the opportunities that we have identified.

b)   COVID-19

c)  During the first quarter of 2020, an outbreak of a new coronavirus strain (COVID-19) emerged worldwide. As of the date of issuance of the consolidated financial statements, measures have been established by the federal, state and local authorities (Mexican and United States) that require the forced closure of certain activities considered non-essential (businesses, non-essential government agencies, educational sector, among others) which could negatively affect the Company's business. Although it is not possible to reliably estimate the duration or severity of the outbreak and, therefore, its financial impact on the Company, we have carried out an analysis of the possible effects of COVID 19 on the Company's operation in the following areas:

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Impairment of non-financial assets (including goodwill) - The long-term projections have been reviewed, the basis of the calculations for a possible impairment in goodwill and intangible assets and no change in the projections has been identified that has a significant impact.

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Inventory valuation - We have not had a deterioration in the price of chicken and eggs, and although raw material prices are estimated to increase due to the depreciation of the peso against the dollar, there will be no significant impact.

•	Provision for expected losses - The estimate for expected credit losses was reviewed and we consider that it is sufficient to support an increase in credit risk.
•	Measurement at fair value - It is estimated that there will be no losses on investments at fair value.
•	Breaches of agreements - The Company plans to fulfill its commitments to its suppliers and customers due to its solid financial position.
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Going concern - The Company qualifies as an essential activity in the contingency period, so it continues to operate normally with full operation in its farms, plants, distribution centers, logistics, supply chain and offices, despite partially working remotely in some of its corporate locations. We have also implemented strict additional measures to guarantee the well-being of clients, suppliers and workers; as well as the quality and safety of our products.

•	Liquidity risk management - The Company has sufficient liquidity to assume its long-term commitments.
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Insurance recoveries related to business interruptions - The Company has insurance policies to cover business continuity, however, it is not expected that they will be used because it will continue to operate during the contingency period, considering its corporate purpose as an essential activity.

•	Benefits for termination of employment relationship and contingency considerations for contractual agreements - There is no technical stoppage in operations, so labor relations will not be affected.
•	Modifications of contractual agreements - No change is anticipated as the Company continues to operate normally.
•	Income tax considerations - So far, no fiscal impact is anticipated.

In order to guarantee the safety of collaborators and business partners, controls and measures have been established in accordance with the recommendations of the World Health Organization and federal authorities. These include: the control of access to work centers by means of temperature taking checkpoints, sanitation and the compulsory use of face masks, a large part of our administrative process personnel are carrying out home office to decrease population density, restrictions applied to travel and interoperation movement to mitigate the risk of contagion, the most vulnerable personnel (pregnant, breastfeeding or people with diseases that compromise the immune system) have been sent home with full pay, and finally, our staff of occupational physicians has been increased to attend to this contingency.

At the date of issuance of the consolidated financial statements, the Company does not consider that it should substantially modify its budgets and/or financial projections or recognize significant losses in the valuation of its monetary and non-monetary assets. However, there is no guarantee that the crisis will not have an adverse effect on the Company’s financial position, results of operations or cash flows if the significant disruptions to the national and global economy continue in future periods.